STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Consumer Discretionary - 0.7%
Automotive Retail - 0.7%
Murphy USA, Inc.	4,775	$2,358,707

Energy - 99.2% (a)
Integrated Oil & Gas - 47.7% (a)
Chevron Corp.	338,660	70,068,754
Exxon Mobil Corp.	413,312	70,122,514
Occidental Petroleum Corp.	200,969	13,062,985
		153,254,253
Oil & Gas Exploration & Production - 36.3% (a)
Antero Resources Corp. (b)	80,885	3,432,759
APA Corp.	98,941	4,199,056
California Resources Corp.	21,099	1,460,473
Chord Energy Corp.	15,770	2,242,179
CNX Resources Corp. (b)	35,454	1,366,752
Comstock Resources, Inc. (b)	21,960	462,917
ConocoPhillips	112,284	14,821,488
Coterra Energy, Inc.	207,545	7,293,131
Crescent Energy Co. - Class A	71,882	970,407
Devon Energy Corp.	172,961	8,703,397
Diamondback Energy, Inc.	51,805	10,246,511
EOG Resources, Inc.	101,497	14,673,421
EQT Corp.	173,738	11,056,686
Expand Energy Corp.	66,588	7,310,031
Gulfport Energy Corp. (b)	4,387	928,158
Magnolia Oil & Gas Corp. - Class A	49,944	1,576,732
Matador Resources Co.	32,083	2,027,004
Murphy Oil Corp.	37,597	1,550,876
Northern Oil & Gas, Inc.	26,549	776,027
Ovintiv, Inc.	70,700	4,196,752
Permian Resources Corp.	209,560	4,467,819
Range Resources Corp.	65,533	2,960,781
Texas Pacific Land Corp.	16,164	7,670,788
Viper Energy, Inc. - Class A	47,094	2,212,947
		116,607,092
Oil & Gas Refining & Marketing - 15.2%
HF Sinclair Corp.	44,169	2,755,704
Marathon Petroleum Corp.	62,389	15,234,146
PBF Energy, Inc. - Class A	23,232	1,106,308
Phillips 66	79,079	14,406,612

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Valero Energy Corp.	62,425	$15,423,969
		48,926,739
Total Energy		318,788,084

Real Estate - 0.1%
Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	5,064	349,669
TOTAL COMMON STOCKS (Cost $245,106,495)		321,496,460

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)
First American Government Obligations Fund - Class X, 3.58% (d)	101,751	101,751
TOTAL MONEY MARKET FUNDS (Cost $101,751)		101,751

TOTAL INVESTMENTS - 100.0% (Cost $245,208,246)		$321,598,211
Liabilities in Excess of Other Assets - (0.0)% (c)		(41,612)
TOTAL NET ASSETS - 100.0%		$321,556,599

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE U.S. ENERGY ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Strive U.S. Energy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$321,496,460	$—	$—	$321,496,460
Money Market Funds	101,751	—	—	101,751
Total Investments	$321,598,211	$—	$—	$321,598,211

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended March 31, 2026, the Strive U.S. Energy ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.